Loss On Derivatives Recognized In Statement Of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments [Abstract]
Interest Rate Swaps loss	$ (3,411)	$ (7,010)
Freight Option Contracts gain (loss)	(152)	964
Foreign Currency Contracts gain	0	395
Losses on derivative financial instruments	$ (3,563)	$ (5,651)